Expense Example - ClearBridge SMASh Series EM Fund - ClearBridge SMASh Series EM Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	24
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 130